Warrant liability, Black-Scholes Option (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Private Placement [Member]
Warrant valuation assumptions [Abstract]
Expected life	2 years
Risk-free rate	0.16%
Volatility	136.00%
Dividend yield	0.00%
Public Bought Deal [Member]
Warrant valuation assumptions [Abstract]
Expected life	2 years
Risk-free rate	0.31%
Volatility	138.00%
Dividend yield	0.00%
Derecognition [Member] | Private Placement [Member]
Warrant valuation assumptions [Abstract]
Expected life	1 year 1 month 6 days
Risk-free rate	0.31%
Dividend yield	0.00%
Derecognition [Member] | Private Placement [Member] | Bottom of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)	$ 3.45
Warrant valuation assumptions [Abstract]
Volatility	142.00%
Derecognition [Member] | Private Placement [Member] | Top of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)	$ 15.10
Warrant valuation assumptions [Abstract]
Volatility	195.00%
Derecognition [Member] | Public Bought Deal [Member]
Warrant valuation assumptions [Abstract]
Expected life	1 year 6 months
Risk-free rate	0.31%
Dividend yield	0.00%
Derecognition [Member] | Public Bought Deal [Member] | Bottom of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)	$ 3.45
Warrant valuation assumptions [Abstract]
Volatility	139.00%
Derecognition [Member] | Public Bought Deal [Member] | Top of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)	$ 11.93
Warrant valuation assumptions [Abstract]
Volatility	165.00%